Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Shareholders' Equity

Note 5. Shareholders’ Equity

Common Stock

The following items represent transactions in the Company’s common stock for the three months ended March 31, 2024:

●	The Company issued Pontifax 9,139 shares of fully vested common stock pursuant to conversion of a portion of the convertible debt principal balance at a conversion price of $10.88 per share on January 3, 2024, the date of issuance. The conversion price was based on 90% of the closing price of the Company’s common stock on the day before the delivery of the conversion notice.

The issuance of the Company’s common stock in connection with the convertible debt financing agreement as described above was exempt under Section 3(a)(9) of the Securities Act of 1933, as amended.

Note 7. Shareholders’ Equity (Deficit)

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, of which 50,000 were designated as Series D preferred stock during the year ended December 31, 2023.

Series D Preferred Stock

On December 21, 2022, the Board of Directors of the Company declared a dividend for the stockholders of record on January 3, 2023. The dividend consists of one one-thousandth of a share of Series D preferred stock, par value $0.001 per share, for each outstanding share of the Company's common stock. The Series D preferred stock has the following rights and restrictions:

General; Transferability - Series D preferred stock shares will be in book-entry form without certificates. Transfers can only happen alongside common stock transfers, with 1/1,000th of a Series D preferred stock share transferred for each common stock share transferred.

Voting Rights - Each Series D preferred stock share gives the holder 1,000,000 votes. If a shareholder owns a fraction of a share, they will have a proportional number of votes.

Series D preferred stock and common stock shares only vote together on two specific matters:

1.	Any plan to change the Company's Certificate of Incorporation for a reverse stock split.
2.	Any plan to delay a stockholders' meeting to vote on a reverse stock split (the "Adjournment Proposal").

When voting on the reverse stock split or the Adjournment Proposal, each Series D preferred stock share (or fraction of a share) will vote the same way as the common stock share it was issued from.

Dividend Rights - The holders of Series D preferred stock will not be entitled to receive dividends of any kind.

Liquidation Preference - If the Company undergoes liquidation, dissolution, or winding up, Series D preferred stock has priority over common stock for asset distribution. In such a situation, Series D preferred stockholders will receive a cash payment of $0.001 per share before any distribution is made to common stockholders.

Redemption - If Series D preferred stockholders do not attend or vote by proxy at a meeting for the reverse stock split and Adjournment Proposal, their shares will be automatically redeemed by the Company. If any Series D preferred stock remains after this redemption, it can be redeemed in one of two ways:

1.	The Board decides to redeem the shares at a time and date of their choosing.
2.	The shares will be automatically redeemed when the Company's stockholders approve the reverse stock split during a meeting for this purpose.

When Series D preferred stock is redeemed, stockholders receive a cash payment based on the number of shares they own. For every 100 whole shares redeemed, the stockholder will get $0.10 in cash.

The Series D preferred stock shares were classified as mezzanine equity as of December 31, 2022 since they were not mandatorily redeemable but were redeemable based on an event not entirely controlled by the Company. All Series D preferred stock were redeemed in conjunction with the special meeting of the shareholders’ on February 8, 2023.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2023:

●	The Company issued a vendor 3,125 shares of fully vested common stock with a fair value based on a closing price of $23.36 per share on April 27, 2023, the date of issuance.
●	The Company sold 53,202 shares of common stock pursuant to the At Market Issuance Sales Agreement (“B. Riley Sales Agreement”) with B. Riley Securities, Inc. (“B. Riley”) at a weighted average price of $58.08 per share.
●	The Company issued 1,978 shares of fully vested common stock pursuant to an exclusive option agreement at $25.28 per share on May 2, 2023. The share price was calculated using the average closing price of the common stock for the ten days immediately preceding April 27, 2023, the effective date of the option agreement.
●	The Company sold 143,844 shares of common stock and 264,813 pre-funded warrants pursuant to the May 2023 public offering for $20.80 per share on May 9, 2023.
●	The Company issued 126,438 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on May 9, 2023.
●	The Company issued 58,625 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on May 10, 2023.
●	The Company issued 21,125 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on May 22, 2023.
●	The Company issued 25,001 shares of common stock pursuant to the cashless exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on June 8, 2023.
●	The Company issued 33,525 shares of common stock pursuant to the cashless exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.02 on September 6, 2023.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2022:

●	The Company issued a vendor 337 shares of fully vested common stock with a fair value of $148.80 per share on February 7, 2022.
●	The Company issued a vendor 401 shares of fully vested common stock with a fair value of $124.80 per share on May 6, 2022.
●	The Company issued a vendor 229 shares of fully vested common stock with a fair value of $218.40 per share on August 5, 2022.
●	The Company issued a vendor 105 shares of fully vested common stock with a fair value of $115.20 per share on October 4, 2022.
●	The Company issued a vendor 321 shares of fully vested common stock with a fair value of $156.00 per share on November 7, 2022.
●	The Company issued 539 shares of common stock pursuant to the B. Riley Sales Agreement at a weighted average price of $148.64 per share.

All issuances of the Company’s common stock for the years ended December 31, 2023 and 2022 described above, other than shares issued to vendors or issued pursuant to the exclusive option agreement, were registered on a Registration Statement on Form S-8 (SEC File No. 333-208515), a Registration Statement on Form S-1 (333-271049) and a Registration Statement on Form S-3 (SEC File No. 333-239928). The certificates evidencing unregistered shares reflect a Securities Act of 1933, as amended, restrictive legend.

The issuances of the Company’s common stock to vendors and pursuant to the exclusive option agreement as described above were exempt under Section 4(a)(2) of the Securities Act of 1933, as amended. The recipients are knowledgeable, sophisticated and experienced in making investment decisions of this kind and received adequate information about the Company or had adequate access to information about the Company. The vendors represented to the Company that the vendors are not “consultants” for purposes of Nasdaq Listing Rule 5635(c).

B. Riley At Market Issuance Sales Agreement

On August 11, 2017, the Company entered into the B. Riley Sales Agreement to sell shares of the Company’s common stock from time to time, through an “at-the-market” equity offering program under which B. Riley acts as sales agent. Under the B. Riley Sales Agreement, the Company set the parameters for the sale of shares, including the number of shares to be issued, the time period during which sales may be requested to be made, limitation on the number of shares that may be sold in any one trading day and any minimum price below which sales may not be made. The B. Riley Sales Agreement provided that B. Riley was entitled to compensation for its services in an amount equal to 3% of the gross proceeds from the sale of shares sold under the B. Riley Sale Agreement. The B. Riley Sales Agreement has expired.